Unaudited Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,614.7		$ 4,431.4		$ 3,826.7		$ 4,580.4		$ 3,819.1		$ 4,161.4		$ 3,900.6		$ 4,497.5		$ 16,453.2	$ 16,378.6	$ 14,813.5
Operating Income	466.4		960.2		804.1		1,102.8		429.5	[1]	904.9		760.7		1,032.3		3,333.5	3,127.4	2,822.5
Income from Continuing Operations	205.2		511.8		431.4		620.2		159.6		484.2		388.4		558.3		1,768.6	1,590.5	1,473.9
Income (Loss) from Discontinued Operations, Net of Tax	265.5	[2]	7.8		(0.1)		10.5		31.9		10.2		2.7		2.7		283.7	47.5	10.3
Net Income	470.7		519.6		431.3		630.7		191.5	[1]	494.4		391.1		561.0		2,052.3	1,638.0	1,484.2
Amounts Attributable to AEP Common Shareholders
Earnings Attributable To AEP Common Shareholders	$ 469.6		$ 518.3		$ 430.0		$ 629.2		$ 190.9		$ 493.2		$ 389.9		$ 559.8		$ 2,047.1	$ 1,633.8	$ 1,480.5
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Basic Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations	$ 0.41	[3]	$ 1.04	[3]	$ 0.88	[3]	$ 1.27	[3]	$ 0.32		$ 0.99		$ 0.79		$ 1.14		$ 3.59	$ 3.24	$ 3.02
Basic Earnings per Share Attributable to AEP Common Shareholders from Discontinued Operations	0.54	[4]	0.02	[4]	0.00	[4]	0.02	[4]	0.07	[3],[4]	0.02	[3],[4]	0.01	[3],[4]	0.01	[3],[4]	0.58	0.10	0.02
Total Basic Earnings Per Share Attributable to AEP Common Shareholders	0.95	[3]	1.06	[3]	0.88	[3]	1.29	[3]	0.39	[3]	1.01	[3]	0.80	[3]	1.15	[3]	4.17	3.34	3.04
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Diluted Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations	0.41	[3]	1.04	[3]	0.88	[3]	1.27	[3]	0.32		0.99		0.79		1.14		3.59	3.24	3.02
Diluted Earnings per Share Attributable to AEP Common Shareholders from Discontinued Operations	0.54	[4]	0.02	[4]	0.00	[4]	0.02	[4]	0.07	[3],[4]	0.02	[3],[4]	0.01	[3],[4]	0.01	[3],[4]	0.58	0.10	0.02
Total Diluted Earnings Per Share Attributable to AEP Common Shareholders	$ 0.95	[3]	$ 1.06	[3]	$ 0.88	[3]	$ 1.29	[3]	$ 0.39	[3]	$ 1.01	[3]	$ 0.80	[3]	$ 1.15	[3]	$ 4.17	$ 3.34	$ 3.04
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 655.0		$ 727.5		$ 682.0		$ 899.0		$ 735.1		$ 709.9		$ 694.7		$ 913.4		$ 2,963.5	$ 3,053.1	$ 3,417.4
Operating Income	133.7		157.9		145.7		273.5		107.3		130.2		110.7		220.0		710.8	568.2	506.3
Income from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Net Income	65.2		74.6		59.0		141.8		28.6		48.8		36.2		101.8		340.6	215.4	193.2
Indiana Michigan Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	487.3		568.3		544.3		586.3		531.1		542.9		533.9		641.8		2,186.2	2,249.7	2,366.9
Operating Income	50.7		103.4		91.4		124.4		39.2		62.9		57.1		146.0		369.9	305.2	321.9
Income from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Net Income	24.9		56.6		50.6		72.7		14.6		26.6		27.3		87.1		204.8	155.6	177.5
Ohio Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	692.2		782.3		705.8		918.4		871.4		839.2		786.1		880.2		3,148.7	3,376.9	4,762.6
Operating Income	100.5		140.9		96.5		122.9		99.1		104.7		114.0		115.7		460.8	433.5	793.1
Income from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Net Income	48.0		71.6		47.7		65.4		45.0		54.1		56.5		60.8		232.7	216.4	410.0
Public Service Co Of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	292.6		420.3		319.5		306.8		314.4		417.0		318.8		301.4		1,339.2	1,351.6	1,295.5
Operating Income	18.3		84.5		55.5		34.9		27.2		87.4		48.9		25.3		193.2	188.8	211.2
Income from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Net Income	7.0		44.7		27.1		13.7		10.9		45.1		22.5		8.4		92.5	86.9	97.8
Southwestern Electric Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	378.6		532.5		438.1		431.7		424.7		531.8		449.3		440.6		1,780.9	1,846.4	1,795.8
Operating Income	25.6		141.2		110.1		92.3		46.0		133.2		78.8		64.7		369.2	322.7	343.8
Income from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Net Income	$ 7.7		$ 82.1		$ 59.5		$ 46.7		$ 14.2		$ 74.6		$ 32.8		$ 23.0		196.0	144.6	153.8
Amounts Attributable to AEP Common Shareholders
Earnings Attributable To AEP Common Shareholders																	$ 192.3	$ 140.4	$ 149.8

[1]	Includes termination of coal contract and a KPCo regulatory disallowance (see Note 4).
[2]	Includes sale of AEPRO (see Note 7).
[3]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[4]	Relates to sale of AEPRO (see Note 7).